Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 2,663	$ 6,299
Container leaseback financing receivable, allowance for credit losses	4,420	6,299
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	$ 424
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	89.70%
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	$ 1,333
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	86.40%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 2,663	6,299
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	735	$ 675
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	424
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 1,333